Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2020 (Unaudited)
Shares		Value
COMMON STOCKS: 94.6%
Communication Services: 9.0%
114,215	AT&T, Inc.	$3,378,480
72,450	Discovery Communications, Inc. - Class C [1]	1,372,927
85,325	ViacomCBS, Inc. - Class B	2,224,423
134,845	Vodafone Group PLC - ADR	2,049,644
14,385	The Walt Disney Co.	1,682,182
		10,707,656
Consumer Discretionary: 5.3%
297,365	Ford Motor Co.	1,965,583
6,695	The Home Depot, Inc.	1,777,455
42,610	Magna International, Inc.	1,967,304
7,895	Starbucks Corp.	604,204
		6,314,546
Consumer Staples: 11.4%
28,065	Kellogg Co.	1,936,204
72,570	The Kroger Co.	2,524,710
40,170	Molson Coors Brewing Co. - Class B	1,507,179
26,000	Procter & Gamble Co.	3,409,120
19,675	Tyson Foods, Inc.	1,209,029
22,730	Walmart, Inc.	2,941,262
		13,527,504
Energy: 3.3%
80,045	Royal Dutch Shell PLC - Class A - ADR	2,386,142
82,330	Schlumberger Ltd.	1,493,466
		3,879,608
Financials: 22.8%
3,400	Alleghany Corp.	1,775,888
26,395	Allstate Corp.	2,491,424
81,240	Bank of America Corp.	2,021,251
12,740	Berkshire Hathaway, Inc. - Class B [1]	2,494,237
4,425	BlackRock, Inc.	2,544,420
82,645	Charles Schwab Corp.	2,739,682
16,495	Chubb Ltd.	2,098,824
71,505	Citigroup, Inc.	3,575,965
12,715	First Republic Bank	1,430,183
14,200	Goldman Sachs Group, Inc.	2,811,032
33,505	JPMorgan Chase & Co.	3,237,923
		27,220,829
Health Care: 16.2%
49,795	AstraZeneca PLC - ADR	2,777,565
26,310	Gilead Sciences, Inc.	1,829,334
19,535	Johnson & Johnson	2,847,421
18,180	McKesson Corp.	2,729,909
14,560	Medtronic PLC	1,404,749
19,220	Merck & Co., Inc.	1,542,213
77,245	Pfizer, Inc.	2,972,388
24,810	Quest Diagnostics, Inc.	3,152,607
		19,256,186

Industrials: 7.2%
14,385	Caterpillar, Inc.	1,911,479
14,935	General Dynamics Corp.	2,191,562
42,086	Raytheon Technologies Corp.	2,385,434
33,455	Siemens AG - ADR	2,127,403
		8,615,878
Information Technology: 14.3%
7,285	Accenture PLC	1,637,522
5,875	Apple, Inc.	2,497,110
73,790	Cisco Systems, Inc.	3,475,509
21,330	Microsoft Corp.	4,372,863
26,320	QUALCOMM, Inc.	2,779,655
26,135	TE Connectivity Ltd.	2,327,845
		17,090,504
Materials: 2.1%
37,595	International Paper Co.	1,307,930
17,440	Newmont Goldcorp Corp.	1,206,848
		2,514,778
Utilities: 3.0%
67,580	FirstEnergy Corp.	1,959,820
30,465	The Southern Co.	1,663,693
		3,623,513
TOTAL COMMON STOCKS
(Cost $106,381,042)		112,751,002
SHORT-TERM INVESTMENTS: 5.1%
6,083,186	First American Government Obligations Fund - Class X, 0.072% [2]	6,083,186
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,083,186)		6,083,186
TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $112,464,228)		118,834,188
Other Assets in Excess of Liabilities: 0.3%		416,627
TOTAL NET ASSETS: 100.0%		$119,250,815

ADR -	American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2020.

Summary of Fair Value Disclosure at July 31, 2020

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$112,751,002	$-	$-	$112,751,002
Short-Term Investments	6,083,186	-	-	6,083,186
Total Investments in Securities	$118,834,188	$-	$-	$118,834,188

^See Schedule of Investments for sector breakouts.